Condensed Consolidated Statement of Cash Flows (Detail) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash provided by:
Net income (loss)	$ 93,439	$ 12,909
Items not affecting cash:
Depreciation and amortization	98,613	90,791
Other	47,779	13,565
Changes in operating assets and liabilities	(44,410)	(11,855)
Net cash provided by (used in) operating activities	195,421	105,410
Investing activities:
Additions to property, plant and equipment	(149,072)	(41,894)
Acquisitions	(15,576)	(1,365)
Proceeds from the disposal of capital assets	3,285	3,117
Other	191
Net cash provided by (used for) investing activities	(161,172)	(40,142)
Financing activities:
Repayments of long-term debt		(64)
Repayments of notes payable		(1,069)
Proceeds from issuances of common stock	15,087	2,263
Purchase of treasury shares	(5,581)	(1,410)
Other	4,765	273
Net cash provided by (used in) financing activities	14,271	(7)
Effect of exchange rate changes on cash	286	(78)
Change in cash and cash equivalents	48,806	65,183
Cash and cash equivalents, beginning of period	119,135	71,770
Cash and cash equivalents, end of period	167,941	136,953
Parent
Cash provided by:
Net income (loss)	93,439	12,909
Items not affecting cash:
Equity in earnings of consolidated affiliates	(125,427)	(41,355)
Depreciation and amortization	858	666
Other	2,787	8,832
Changes in operating assets and liabilities	32,146	44,921
Net cash provided by (used in) operating activities	3,803	25,973
Investing activities:
Additions to property, plant and equipment	(467)	(711)
Inter-company receipts	32,616	38,796
Other	191
Net cash provided by (used for) investing activities	32,340	38,085
Financing activities:
Repayments of notes payable		(1,069)
Proceeds from issuances of common stock	15,087	2,263
Purchase of treasury shares	(5,581)	(1,410)
Other	4,765	273
Net cash provided by (used in) financing activities	14,271	57
Change in cash and cash equivalents	50,414	64,115
Cash and cash equivalents, beginning of period	111,834	64,871
Cash and cash equivalents, end of period	162,248	128,986
Guarantor Subsidiaries
Cash provided by:
Net income (loss)	125,427	41,355
Items not affecting cash:
Equity in earnings of consolidated affiliates	(7,468)	(5,084)
Depreciation and amortization	91,495	83,616
Other	45,081	5,196
Changes in operating assets and liabilities	(58,966)	(52,801)
Net cash provided by (used in) operating activities	195,569	72,282
Investing activities:
Additions to property, plant and equipment	(144,726)	(39,825)
Acquisitions	(15,576)	(1,365)
Proceeds from the disposal of capital assets	3,108	3,024
Net cash provided by (used for) investing activities	(157,194)	(38,166)
Financing activities:
Repayments of long-term debt		(62)
Inter-company borrowings	(34,247)	(33,750)
Net cash provided by (used in) financing activities	(34,247)	(33,812)
Change in cash and cash equivalents	4,128	304
Cash and cash equivalents, beginning of period	569	519
Cash and cash equivalents, end of period	4,697	823
Non-Guarantor Subsidiaries
Cash provided by:
Net income (loss)	7,468	5,084
Items not affecting cash:
Depreciation and amortization	6,260	6,509
Other	(89)	(463)
Changes in operating assets and liabilities	(10,543)	(2,081)
Net cash provided by (used in) operating activities	3,096	9,049
Investing activities:
Additions to property, plant and equipment	(3,879)	(1,358)
Inter-company receipts	445
Proceeds from the disposal of capital assets	177	93
Net cash provided by (used for) investing activities	(3,257)	(1,265)
Financing activities:
Repayments of long-term debt		(2)
Inter-company borrowings	1,186	(5,046)
Net cash provided by (used in) financing activities	1,186	(5,048)
Effect of exchange rate changes on cash	286	(78)
Change in cash and cash equivalents	1,311	2,658
Cash and cash equivalents, beginning of period	23,500	11,411
Cash and cash equivalents, end of period	24,811	14,069
Eliminations/Reclassifications
Cash provided by:
Net income (loss)	(132,895)	(46,439)
Items not affecting cash:
Equity in earnings of consolidated affiliates	132,895	46,439
Changes in operating assets and liabilities	(7,047)	(1,894)
Net cash provided by (used in) operating activities	(7,047)	(1,894)
Investing activities:
Inter-company receipts	(33,061)	(38,796)
Net cash provided by (used for) investing activities	(33,061)	(38,796)
Financing activities:
Inter-company borrowings	33,061	38,796
Net cash provided by (used in) financing activities	33,061	38,796
Change in cash and cash equivalents	(7,047)	(1,894)
Cash and cash equivalents, beginning of period	(16,768)	(5,031)
Cash and cash equivalents, end of period	$ (23,815)	$ (6,925)